Prepaid Land Lease and Other Leases (Details) - Schedule of Carrying Amounts of Prepaid Land Lease - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Carrying Amounts of Prepaid Land Lease [Abstract]
Current assets	$ 226,719	$ 221,985	$ 91,023	$ 94,427
Non-current assets	1,662,866	1,739,139	1,127,788	1,264,399
Prepaid land lease, net	$ 1,889,585	$ 1,961,124	$ 1,218,811	$ 1,358,826